Cover	Sep. 22, 2023
Cover [Abstract]
Entity Central Index Key	0000083350
Amendment Flag	false
Document Type	8-K
Document Period End Date	Sep. 22, 2023
Entity File Number	000-08157
Entity Registrant Name	THE RESERVE PETROLEUM COMPANY
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	73-0237060
Entity Address, Address Line One	6801 Broadway Ext.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73116-9037
City Area Code	405
Local Phone Number	848-7551
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false